Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities at Fair Value

The Company’s assets and liabilities that are measured at fair value as of June 30, 2025, and December 31, 2024, are classified in the tables below in one of the six categories described in “Note 2bb – Fair value measurement” in the 2024 annual financial statements:

	June 30, 2025
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$3,016		$3,016
Financial Liabilities
Warrants		$276	$276
NPAs		$27,357	$27,357

	December 31, 2024
	Level 1	Level 3	Total
Financial Assets
RFI Shares	$3,144		$3,144
Financial Liabilities
Warrants and phantom warrants		206	206
NPA		$17,777	$17,777

Schedule of Fair Value of Liabilities Classified Under Level 3
	Six months ended June 30, 2025
	Warrants*	NPAs
January 1, 2025	$206	$17,777
Settlement of Phantom warrants	(188)	-
Issuance	272	-
Change in fair value	(14)	9,580
June 30, 2025	$276	$27,357

The following is a roll forward of the fair value of liabilities classified under Level 3

	Six months ended June 30, 2024
	Warrants*	CLAs	NPAs	Facility loans	Earn-out liability	Other
January 1, 2024	$21,566	$55,940	$21,976	$23,151	$2,997	$186
Issuance	11,196	11,750	18,704	-	-	-
Payment	(1,500)	-	-	(24,600)	(2,210)	-
Conversion to equity	(445)	(69,570)	-	-
Reclassification to equity	(28,225)	-	-	-	-	-
Change in fair value	(1,061)	1,880	14,758	1,449	(38)	14
June 30, 2024	$1,531	$-	$55,438	$-	$749	$200

*	Including ‘phantom warrants’, see Note 16(d) in the 2024 annual financial statements.

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	June 30,	June 30,
	2025	2024
Exercise price	$14.35-$31.08	$14.35-$31.08
Share price	$8.44	$12.02
Volatility	44.57%	44.09%-44.57%
Term (years)	3.17-4.33	4.17-5.33
Risk-free interest rate	3.68%-3.69%	4.44%-4.48%
Dividend yield	0.00%	0.00%